SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND

DWS Core Fixed Income Fund

The following changes are effective on or about June 2, 2014:

Fischer Francis Trees & Watts, Inc. (FFTW) will no longer serve as subadvisor to the fund. All references to FFTW are hereby deleted.

The following information replaces similar disclosure contained under the “Main investments” sub–section of the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the ”FUND DETAILS” section of the fund’s prospectus.

The fund invests primarily in investment–grade debt securities (securities rated within the top four long–term credit rating categories) though up to 10% of the fund’s total assets may be invested in below investment–grade debt securities (also referred to as junk bonds), including securities in default. The fund may purchase or sell securities or instruments on a when–issued, delayed delivery or forward commitment basis (e.g., TBAs). A forward commitment transaction is an agreement by the fund to purchase or sell securities at a specified future date. The fund may sell the forward commitment securities before the settlement date or enter into new commitments to extend the delivery date into the future. The fund may also invest up to 25% of total assets in securities of foreign issuers and governments. The fund may hold up to 20% of total assets in cash or money market instruments, either to maintain liquidity or in the event portfolio management determines that securities meeting the fund’s investment objective are not readily available for purchase.

The following information replaces similar disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” section within the summary section and the ”FUND DETAILS” section of the fund’s prospectus.

Derivatives. Portfolio management generally may use options or futures contracts, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities), for duration management (i.e., reducing or increasing the sensitivity of the fund’s portfolio to interest rate changes). In addition, portfolio management generally may use forward currency contracts (i) to hedge exposure to changes in foreign currency exchange rates on foreign currency denominated portfolio holdings; (ii) to facilitate transactions in foreign currency denominated securities; or (iii) for non–hedging purposes to seek to enhance potential gains.

The fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non–hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The following information replaces similar disclosure contained under the ”MAIN RISKS” section within the summary section and the ”FUND DETAILS” section of the fund’s prospectus.

Credit risk. The fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower–rated securities.

Because the issuers of high–yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment–grade debt securities. High–yield debt securities are considered speculative, and credit risk for high–yield securities is greater than for higher–rated securities.

Because securities in default generally have missed one or more payments of interest and/or principal, an investment in such securities has an increased risk of loss. Issuers of securities in default have an increased likelihood of entering bankruptcy or beginning liquidation procedures which could impact the fund’s ability to recoup its investment. Securities in default may be illiquid or trade in low volumes and thus may be difficult to value.